Subsequent events (Details) - Subsequent Events [Member]	Nov. 14, 2024 $ / shares
Subsequent Events [Abstract]
Dividend declaration date	Nov. 14, 2024
Dividend approved (in dollars per share)	$ 0.2225
Dividend expected date to be paid	Dec. 12, 2024